Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net income	$ 713,963	$ 788,178	$ 600,296
Net unrealized gain (loss) on investments, net of shadow adjustments and deferred taxes	958,313	693,289	(1,293,230)
Net (loss) gain on cash flow hedging instruments	(8,090)	(29,614)	8,933
Unrealized (loss) gain on postretirement obligation, net of tax	(4)	(39)	111
Foreign currency translation adjustments, net of tax	857	692	(4,009)
Total other comprehensive income (loss)	951,076	664,328	(1,288,195)
Total comprehensive income	$ 1,665,039	$ 1,452,506	$ (687,899)